Benefit Plans - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum portion of pre-tax earnings under Savings Plan that can be deferred by participating U.S. employees	$ 17,500
Employer contribution to Savings Plan	163,000,000	135,000,000	114,000,000
Fair value of vested RSUs as of vesting date	3,400,000,000	3,100,000,000	3,300,000,000
The total shares withheld upon vesting of RSUs	15.6	15.5	16.1
Taxes paid related to net share settlement of equity awards	1,200,000,000	1,100,000,000	1,200,000,000
Stock options outstanding	6.6
Stock options, Weighted average exercise price per share	$ 21.99
Stock options, Weighted average remaining contractual term	1 year 4 months 24 days
Stock options, Aggregate intrinsic value	520,000,000
Total intrinsic value of options at the time of exercise	1,500,000,000	1,000,000,000	2,300,000,000
Income tax benefit related to share-based compensation expense	1,000,000,000	816,000,000	567,000,000
Total unrecognized compensation cost on stock options and RSUs	6,300,000,000
Total unrecognized compensation cost on stock options and RSUs, weighted-average recognition period (in years)	2 years 10 months 24 days
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance under Employee Benefit Plans (in shares)	7.6
Employee common stock purchases through payroll deductions, price as a percentage of fair market value	85.00%
Employee stock purchase plan offering period	6 months
Payroll deductions as a percentage of employee compensation, maximum	10.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Rate of contribution to Savings Plan as a percentage of employees contribution	50.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Rate of contribution to Savings Plan as a percentage of employees contribution	100.00%
Rate of contribution to Savings Plan as a percentage of employees earning	6.00%
Maximum | Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock purchase program authorized amount	$ 25,000
Employee Stock Plan, 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for future issuance under stock plans (in shares)	385
Shares reserved for future issuance under Employee Benefit Plans (in shares)	492.6
Employee Stock Plan, 2003 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted exercisable period	4 years
Employee Stock Plan, 2003 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of options granted under Employee Benefit Plans	7 years
RSUs granted vesting period	2 years
Employee Stock Plan, 2003 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of options granted under Employee Benefit Plans	10 years
RSUs granted vesting period	4 years
Directors Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance under Employee Benefit Plans (in shares)	1.2
Share based compensation, expiration date	Nov. 09, 2019